Exhibit 99.1

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets that Were Subject of Demand			Assets that Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute ¹			Demand Withdrawn			Demand Rejected
Asset Class: RMBS
			#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance
Sunset Mortgage Loan Trust, Series 2014-1
CIK # Not Applicable
		HUD	635	$109,046,538.75	100.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	5	$662,103.65	0.61%	0	$0.00	0.00%	0	$0.00	0.00%
Total			635	$109,046,538.75	100.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	5	$662,103.65	0.61%	0	$0.00	0.00%	0	$0.00	0.00%

¹	As disclosed in Q22015 filing five (5) assets were in Dispute. As of 9/30/2015, all five (5) assets continue to be in Dispute as the seller and purchaser work towards resolution.

The principal balances and percentages presented in the columns “Total Assets in ABS by Originator” through “Demand Rejected” of this table are based on acquisition date balances of the assets.

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets that Were Subject of Demand ¹			Assets that Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute ¹ ²			Demand Withdrawn			Demand Rejected
Asset Class: RMBS
			#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance
Sunset Mortgage Loan Trust, Series 2014-2
CIK # Not Applicable
		HUD	659	$157,176,539.62	100.00%	1	$333,860.79	0.21%	0	$0.00	0.00%	0	$0.00	0.00%	7	$1,523,728.00	0.97%	0	$0.00	0.00%	0	$0.00	0.00%
Total			659	$157,176,539.62	100.00%	1	$333,860.79	0.21%	0	$0.00	0.00%	0	$0.00	0.00%	7	$1,523,728.00	0.97%	0	$0.00	0.00%	0	$0.00	0.00%

¹	As disclosed herein one (1) asset was Subject of Demand and was in Dispute (outside cure period) during the 3-month period ending 9/30/2015.
²	As disclosed in Q22015 filing six (6) assets were in Dispute. As of 9/30/2015, all six (6) assets continue to be in Dispute as the seller and purchaser work towards resolution.

The principal balances and percentages presented in the columns “Total Assets in ABS by Originator” through “Demand Rejected” of this table are based on acquisition date balances of the assets.